Trade and other payables (Details) $ in Millions, $ in Millions	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Trade and other payables
Trade payables	$ 36,781		$ 31,945
Advances from sales, leases and services	16,420		11,562
Accrued invoices	3,925		4,999
Deferred incomes	145		207
Admission fees	8,170		5,551
Deposits in guarantee	141		144
Total trade payables	65,582		54,408
Dividends payable to non-controlling shareholders	2,731		3,645
Taxes payable	6,172		5,674
Director's fees	7,395		1,425
Management fees		$ 3,127		$ 8,565
Others	3,181		2,857
Total other payables	22,606		22,166
Trade and other payables	88,188		76,574
Non-current	12,255		9,912
Current	75,933		66,662
Total	$ 88,188		$ 76,574